UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10577

ALLIANCE NEW YORK MUNICIPAL INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2012

Date of reporting period: July 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

Alliance New York Municipal Income Fund

Portfolio of Investments

July 31, 2012 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 160.8%
Long-Term Municipal Bonds - 160.8%
New York - 147.3%
Albany NY IDA (St. Peter’s Hosp)
Series A
5.75%, 11/15/22	$205	$236,896
Dutchess Cnty NY IDA (Bard College)
5.00%, 8/01/19	380	432,573
East Rochester NY HSG Auth (St. John’s Meadows Proj)
Series 2010A
5.00%, 4/20/27	450	515,070
Erie Cnty NY Fiscal Stability Auth (Erie Cnty NY Sales Tax)
Series 2011C
5.00%, 12/01/25	4,000	4,871,880
Long Island Pwr Auth NY
NPFGC-RE Series 06A
5.00%, 12/01/19	650	741,338
Madison Cnty NY IDA (Oneida Health Sys)
RADIAN Series 01
5.35%, 2/01/31	1,500	1,503,750
Metropolitan Trnsp Auth NY
Series 02A
5.125%, 11/15/31	5,500	5,568,200
Series 2005B
5.00%, 11/15/31	1,100	1,185,041
Metropolitan Trnsp Auth NY (Metro Trnsp Auth NY Ded Tax)
5.00%, 11/15/23	2,500	3,070,650
New York NY GO
Series 04G
5.00%, 12/01/23	780	857,298
Series 04I
5.00%, 8/01/21	1,000	1,086,270
Series 2008G
5.00%, 8/01/22	2,000	2,349,320
Series 2012A
5.00%, 8/01/24	1,000	1,218,250
Series 2012F
5.00%, 8/01/25	2,000	2,441,060
Series 2012I
5.00%, 8/01/26	2,000	2,443,720
Series C
5.50%, 9/15/19 (Pre-refunded/ETM)	1,000	1,058,850
New York NY HDC MFHR (New York NY HDC)
Series 02A
5.50%, 11/01/34	10	10,041
New York NY IDA (Terminal One Group Assn)
Series 05
5.50%, 1/01/24	200	210,970
New York NY Mun Wtr Fin Auth
Series 03A
5.00%, 6/15/27	2,000	2,078,440

	Principal Amount (000)	U.S. $ Value
New York NY Trnsl Fin Auth
5.00%, 5/01/27	3,000	3,596,520
Series 2002B
5.00%, 2/01/27	3,000	3,583,440
Series 2011D
5.00%, 2/01/25	1,500	1,821,210
Series 2012E-1
5.00%, 2/01/25	2,000	2,463,980
New York St Dormitory Auth (Cabrini Westchester)
5.10%, 2/15/26	485	556,028
New York St Dormitory Auth (Maimonides Med Ctr)
NPFGC Series 04
5.75%, 8/01/29	5,000	5,345,500
New York St Dormitory Auth (Mount Sinai Hospital)
Series 2010A
5.00%, 7/01/26	1,255	1,396,903
New York St Dormitory Auth (New York St Lease Mental Hlth)
NPFGC
5.25%, 8/15/31	1,990	1,994,756
New York St Dormitory Auth (New York St Lease Suny)
Series 2012A
5.00%, 5/15/27	2,000	2,398,820
New York St Dormitory Auth (New York St Pers Income Tax)
5.00%, 3/15/26 (a)	3,000	3,514,110
New York St Dormitory Auth (New York Univ)
Series 2008A
5.00%, 7/01/29	780	880,121
Series 2012A
5.00%, 7/01/27	2,090	2,535,901
New York St Dormitory Auth (North Shore - LIJ Hospital)
5.00%, 5/01/22	345	386,631
New York St Dormitory Auth (NYU Hosp Center)
Series 07A
5.00%, 7/01/22	300	339,642
Series B
5.25%, 7/01/24	160	180,213
New York St Envrn Fac Corp.
5.00%, 8/15/24	3,000	3,730,500
New York St Envrn Fac Corp. (New York NY Mun Wtr Fin Auth)
5.00%, 6/15/24-6/15/27 (a)	3,000	3,575,460
Series 2012A
5.00%, 6/15/25	2,200	2,734,798
New York St HFA MFHR (Patchogue Apts)
Series 02A
5.35%, 2/15/29	2,090	2,091,254
New York St Pwr Auth
NPFGC Series C
5.00%, 11/15/19	1,320	1,558,946

	Principal Amount (000)	U.S. $ Value
New York St Thruway Auth (New York St Pers Income Tax)
Series 2010A
5.00%, 3/15/27	1,000	1,211,200
Series 2011A
5.00%, 3/15/26	3,000	3,609,000
New York St Thruway Auth (New York St Thruway Auth Ded Tax)
Series 2011A
5.00%, 4/01/25	4,000	4,829,680
Onondaga Cnty NY IDA (Cargo Acquisition Group)
Series 02
6.125%, 1/01/32	995	989,906
Port Authority of NY & NJ
5.00%, 10/01/27	5,000	5,787,700
Seneca Cnty NY IDA (New York Chiropractic College)
5.00%, 10/01/27	185	197,900
Suffolk Cnty NY IDA (New York Institute of Technology)
5.00%, 3/01/26	200	207,378
Tobacco Settlement Fin Corp. NY (New York St Lease Tobacco Asset Sec)
AMBAC Series 03A-1
5.25%, 6/01/21	4,000	4,160,840
Triborough Brdg & Tunl Auth NY
Series 2011A
5.00%, 1/01/25-1/01/27	3,220	3,871,816
Ulster Cnty NY GO
5.00%, 11/15/23-11/15/25	3,465	4,244,549
Ulster Cnty NY IDA (Kingston Regl Sr Lvg Corp.)
6.00%, 9/15/27	300	219,984
Yonkers NY IDA (Malotz Skilled Nursing Fac)
NPFGC Series 99
5.65%, 2/01/39	1,200	1,204,608

		107,098,911

California - 1.4%
California GO
Series 04
5.00%, 2/01/33	1,000	1,030,700

Colorado - 0.7%
Northwest Met Dist #3 CO
6.125%, 12/01/25	500	490,810

Illinois - 0.4%
Bolingbrook IL Sales Tax
6.25%, 1/01/24	500	317,230

Ohio - 0.3%
Columbiana Cnty Port Auth OH (Apex Environmental LLC)
Series 04A
7.125%, 8/01/25 (b)(c)	300	240,441

	Principal Amount (000)	U.S. $ Value
Puerto Rico - 10.7%
Puerto Rico GO
Series 01A
5.50%, 7/01/19	500	565,815
Series 04A
5.25%, 7/01/19	510	542,405
Puerto Rico HFC SFMR (Puerto Rico HFC)
Series 01C
5.30%, 12/01/28	1,435	1,436,019
Puerto Rico Pub Bldgs Auth (Puerto Rico GO)
Series N
5.50%, 7/01/22	585	634,058
Puerto Rico Sales Tax Fin Corp.
Series 2009A
5.50%, 8/01/28 (Pre-refunded/ETM)	35	45,477
5.50%, 8/01/28	3,965	4,540,480

		7,764,254

Total Municipal Obligations (cost $110,430,566)		116,942,346

	Shares
SHORT-TERM INVESTMENTS - 1.2%
Investment Companies - 1.2%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.15% (d) (cost $862,806)	862,806	862,806

Total Investments - 162.0% (cost $111,293,372) (e)		117,805,152
Other assets less liabilities - (5.9)%		(4,267,107)
Preferred Shares at liquidation value - (56.1)%		(40,800,000)

Net Assets Applicable to Common Shareholders - 100.0% (f)		$72,738,045

(a)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(b)	Fair valued.
(c)	Illiquid security.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of July 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $6,814,425 and gross unrealized depreciation of investments was $(302,645), resulting in net unrealized appreciation of $6,511,780.
(f)	Portfolio percentages are calculated based on net assets applicable to common shareholders.

As of July 31, 2012, the Fund held 22.7% of net assets in insured bonds (of this amount 0.0% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AMBAC	-	Ambac Assurance Corporation
ETM	-	Escrowed to Maturity
GO	-	General Obligation
HDC	-	Housing Development Corporation
HFA	-	Housing Finance Authority
HFC	-	Housing Finance Corporation
IDA	-	Industrial Development Authority/Agency
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
RADIAN	-	Radian Asset Assurance Inc.
SFMR	-	Single Family Mortgage Revenue

Alliance New York Municipal Income Fund

July 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2012:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$115,673,881		$1,268,465		$116,942,346
Short-Term Investments		862,806		– 0	–	– 0	–	862,806

Total Investments in Securities		862,806		115,673,881		1,268,465		117,805,152
Other Financial Instruments*		– 0	–	– 0	–	– 0	–	– 0	–

Total^		$862,806		$115,673,881		$1,268,465		$117,805,152

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

^	There were no transfers between Level 1 and Level 2 during the reporting period.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Long-Term Municipal Bonds		Interest Rate Swap Contracts			Total
Balance as of 10/31/11	$2,264,482			$(1,167,683)		$1,096,799
Accrued discounts/(premiums)	(1,274)			– 0	–	(1,274)
Realized gain (loss)	– 0	–		(1,619,951)		(1,619,951)
Change in unrealized appreciation/depreciation	45,257			1,167,683		1,212,940
Purchases	– 0	–		1,423,958		1,423,958
Sales	(1,040,000)			– 0	–	(1,040,000)
Settlements	– 0	–		195,993		195,993
Transfers in to Level 3	– 0	–		– 0	–	– 0	–
Transfers out of Level 3	– 0	–		– 0	–	– 0	–

Balance as of 7/31/12	$1,268,465		$	– 0	–	$1,268,465

Net change in unrealized appreciation/depreciation from Investments held as of 7/31/12	$34,928		$	– 0	–	$34,928

The following presents information about significant unobservable inputs related to the Fund’s material categories of Level 3 investments at July 31, 2012:

	Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 7/31/2012	Valuation Technique	Unobservable Input	Range
Long-Term Municipal Bonds	$1,268,465	Broker Quotes	Yield	6.33-12.289%

Corporate, Government, Agency, and Municipal Securities

The significant unobservable inputs used in the fair value measurement of the Fund’s Corporate, Government, Agency, and Municipal Securities are non-agency quality ratings, spreads on non-rated instrument, and yields on non-rated instruments. On non-evaluated assets, broker quotes are used when other market information not available to produce an evaluation and are considered non-observable. Generally, an increase in spreads or a decrease in yields leads to an inverse move in the price of the assets. A decrease in rating or absence of a rating is accompanied by a directionally opposite change in price.

The significant unobservable inputs used in the fair value measurement of the Fund’s Private Corporate and Asset Backed Securities are the spread over the public curve as well as the spreads or yields on non-rated instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Alliance New York Municipal Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 24, 2012

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	September 24, 2012